EQUITY - Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2017	Dec. 31, 2021	Dec. 29, 2020
Equity
Warrants outstanding	263,863
Exercise price of warrants				$ 3.00
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 0.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value	$ 3.17
Restricted net assets	$ 121,656,000		$ 117,085,000
Underwriters call option
Equity
Price Per Unit		$ 10.00
Number of units exercisable		900,000
Aggregate exercise price		$ 9,000,000
Expiration period		5 years
2019 warrants
Equity
Warrants outstanding	1,000,000
Exercise price of warrants	$ 11.50
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, Stock Price Trigger	$ 0.01
Minimum threshold written notice period for redemption of warrants	30 days
Closing price of share for threshold trading days	20 days
Closing price of share for threshold consecutive trading days	3 days
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, Last Sales Price of the Ordinary Shares	$ 18.00
Issued With Units In The IPO
Equity
Warrants outstanding		10,318,145
Issued To E&A Callet
Equity
Warrants outstanding	375,000
Kaixin Auto Holdings | 2019 warrants
Equity
Warrants outstanding	11,957,008